Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Accounts receivable	56,602,663	56,147,676
Less: Allowance for credit losses	(55,767,991)	(49,838,198)
Accounts receivable, net	$834,672	$6,309,476